Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 8,700	$ 8,996
Claims receivables	11,078	5,186
Prepaid other taxes	3,664	5,090
Other	700	2,441
Total prepaid expenses and other current assets	$ 24,142	$ 21,713